UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Funds

(Classes G, G1 and L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	39.36%
International Equity	15.43
Large Cap Equity	23.78
Mid Cap Equity	10.17
Small Cap Equity	6.07
Fixed Interest Contract	5.19
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,039.20	$2.24

Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.22

Class G1
Actual	$1,000.00	$1,017.50	$2.72

Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class L
Actual	$1,000.00	$1,016.00	$3.53

Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.54

* Expenses are equal to the Fund’s annualized expense ratio of 0.44% for the Class G shares, 0.54% for the Class G1 shares and 0.70% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.21%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	39.57%
International Equity	15.35
Large Cap Equity	23.69
Mid Cap Equity	10.13
Small Cap Equity	6.06
Fixed Interest Contract	5.20
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,018.60	$2.52

Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class G1
Actual	$1,000.00	$1,017.90	$2.62

Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.63

Class L
Actual	$1,000.00	$1,016.10	$3.33

Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.34

* Expenses are equal to the Fund’s annualized expense ratio of 0.51% for the Class G shares, 0.53% for the Class G1 shares and 0.67% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.20%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	37.92%
International Equity	16.16
Large Cap Equity	24.42
Mid Cap Equity	10.44
Small Cap Equity	6.34
Fixed Interest Contract	4.72
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,021.30	$2.22

Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.22

Class G1
Actual	$1,000.00	$1,018.00	$2.72

Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class L
Actual	$1,000.00	$1,017.00	$3.63

Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.64

* Expenses are equal to the Fund’s annualized expense ratio of 0.44% for the Class G shares, 0.54% for the Class G1 shares and 0.73% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.21%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	28.07%
International Equity	20.66
Large Cap Equity	28.52
Mid Cap Equity	12.18
Small Cap Equity	8.03
Fixed Interest Contract	2.54
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,022.60	$2.63

Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.63

Class G1
Actual	$1,000.00	$1,022.90	$2.73

Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class L
Actual	$1,000.00	$1,021.10	$3.33

Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.34

* Expenses are equal to the Fund’s annualized expense ratio of 0.52% for the Class G shares, 0.54% for the Class G1 shares and 0.66% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.21%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	18.23%
International Equity	25.42
Large Cap Equity	31.92
Mid Cap Equity	13.65
Small Cap Equity	9.72
Fixed Interest Contract	1.06
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,026.00	$2.33

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.33

Class G1
Actual	$1,000.00	$1,025.60	$2.84

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class L
Actual	$1,000.00	$1,026.00	$2.63

Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.63

* Expenses are equal to the Fund’s annualized expense ratio of 0.47% for the Class G shares, 0.57% for the Class G1 shares and 0.52% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.23%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	11.88%
International Equity	29.11
Large Cap Equity	33.45
Mid Cap Equity	14.29
Small Cap Equity	10.93
Fixed Interest Contract	0.34
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,028.20	$2.74

Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class G1
Actual	$1,000.00	$1,029.00	$2.74

Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class L
Actual	$1,000.00	$1,028.50	$2.33

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.33

* Expenses are equal to the Fund’s annualized expense ratio of 0.55% for the Class G shares, 0.55% for the Class G1 shares and 0.46% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.22%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	9.34%
International Equity	31.64
Large Cap Equity	33.19
Mid Cap Equity	14.19
Small Cap Equity	11.64
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,030.30	$2.44

Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class G1
Actual	$1,000.00	$1,030.30	$2.84

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class L
Actual	$1,000.00	$1,029.60	$2.44

Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.43

* Expenses are equal to the Fund’s annualized expense ratio of 0.48% for the Class G shares, 0.57% for the Class G1 shares and 0.48% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.24%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	8.62%
International Equity	33.41
Large Cap Equity	32.15
Mid Cap Equity	13.76
Small Cap Equity	12.06
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,030.30	$2.54

Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class G1
Actual	$1,000.00	$1,035.30	$2.85

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class L
Actual	$1,000.00	$1,030.60	$2.34

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.33

* Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Class G shares, 0.56% for the Class G1 shares and 0.47% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.23%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	8.20%
International Equity	35.15
Large Cap Equity	30.99
Mid Cap Equity	13.26
Small Cap Equity	12.40
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/01/15 – 6/30/15)
Class G
Actual	$1,000.00	$1,031.80	$2.34

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.33

Class G1
Actual	$1,000.00	$1,034.20	$2.85

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class L
Actual	$1,000.00	$1,030.30	$2.33

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.33

* Expenses are equal to the Fund’s annualized expense ratio of 0.47% for the Class G shares, 0.57% for the Class G1 shares and 0.47% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.23%.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
3,091,521	Great-West Bond Index Fund Institutional Class(a)	$	30,389,647

TOTAL BOND MUTUAL FUNDS — 39.37% (Cost $30,731,993)		$	30,389,647

EQUITY MUTUAL FUNDS
1,054,511	Great-West International Index Fund Institutional Class(a)		10,239,303
1,864,210	Great-West S&P 500 Index Fund Institutional Class(a)		18,362,470
786,208	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		7,854,214
459,793	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		4,689,890

Shares		Fair Value

Equity Mutual Funds — (continued)
153,018	Northern Emerging Markets Equity Index Fund	$	1,670,961

TOTAL EQUITY MUTUAL FUNDS — 55.48% (Cost $38,458,653)		$	42,816,838

Account Balance

FIXED INTEREST CONTRACT
4,003,714(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		4,003,714

TOTAL FIXED INTEREST CONTRACT — 5.19% (Cost $4,003,714)		$	4,003,714

TOTAL INVESTMENTS — 100.04% (Cost $73,194,360)		$	77,210,199

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(34,198)

TOTAL NET ASSETS — 100.00%		$	77,176,001

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,759,194	Great-West Bond Index Fund Institutional Class(a)	$	27,122,881

TOTAL BOND MUTUAL FUNDS — 39.59% (Cost $27,528,060)		$	27,122,881

EQUITY MUTUAL FUNDS
930,821	Great-West International Index Fund Institutional Class(a)		9,038,273
1,648,384	Great-West S&P 500 Index Fund Institutional Class(a)		16,236,583
694,763	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		6,940,687
406,978	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		4,151,171

Shares		Fair Value

Equity Mutual Funds — (continued)
135,956	Northern Emerging Markets Equity Index Fund	$	1,484,637

TOTAL EQUITY MUTUAL FUNDS — 55.25% (Cost $37,844,488)		$	37,851,351

Account Balance

FIXED INTEREST CONTRACT
3,566,172(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,566,172

TOTAL FIXED INTEREST CONTRACT — 5.20% (Cost $3,566,172)		$	3,566,172

TOTAL INVESTMENTS — 100.04% (Cost $68,938,720)		$	68,540,404

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(26,703)

TOTAL NET ASSETS — 100.00%		$	68,513,701

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,785,547	Great-West Bond Index Fund Institutional Class(a)	$	27,381,928

TOTAL BOND MUTUAL FUNDS — 37.93% (Cost $27,631,043)		$	27,381,928

EQUITY MUTUAL FUNDS
1,025,876	Great-West International Index Fund Institutional Class(a)		9,961,260
1,790,741	Great-West S&P 500 Index Fund Institutional Class(a)		17,638,795
754,802	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		7,540,475
448,895	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		4,578,730

Shares		Fair Value

Equity Mutual Funds — (continued)
156,188	Northern Emerging Markets Equity Index Fund	$	1,705,569

TOTAL EQUITY MUTUAL FUNDS — 57.39% (Cost $36,742,217)		$	41,424,829

Account Balance

FIXED INTEREST CONTRACT
3,409,568(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,409,568

TOTAL FIXED INTEREST CONTRACT — 4.72% (Cost $3,409,568)		$	3,409,568

TOTAL INVESTMENTS — 100.04% (Cost $67,782,828)		$	72,216,325

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(31,367)

TOTAL NET ASSETS — 100.00%		$	72,184,958

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,478,508	Great-West Bond Index Fund Institutional Class(a)	$	24,363,740

TOTAL BOND MUTUAL FUNDS — 28.08% (Cost $24,740,305)		$	24,363,740

EQUITY MUTUAL FUNDS
1,536,770	Great-West International Index Fund Institutional Class(a)		14,922,043
2,512,787	Great-West S&P 500 Index Fund Institutional Class(a)		24,750,949
1,058,648	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		10,575,892
682,875	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		6,965,327

Shares		Fair Value

Equity Mutual Funds — (continued)
276,003	Northern Emerging Markets Equity Index Fund	$	3,013,950

TOTAL EQUITY MUTUAL FUNDS — 69.42% (Cost $60,499,404)		$	60,228,161

Account Balance

FIXED INTEREST CONTRACT
2,205,981(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,205,981

TOTAL FIXED INTEREST CONTRACT — 2.54% (Cost $2,205,981)		$	2,205,981

TOTAL INVESTMENTS — 100.04% (Cost $87,445,690)		$	86,797,882

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(34,377)

TOTAL NET ASSETS — 100.00%		$	86,763,505

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,239,204	Great-West Bond Index Fund Institutional Class(a)	$	12,181,380

TOTAL BOND MUTUAL FUNDS — 18.24% (Cost $12,241,726)		$	12,181,380

EQUITY MUTUAL FUNDS
1,413,951	Great-West International Index Fund Institutional Class(a)		13,729,464
2,165,517	Great-West S&P 500 Index Fund Institutional Class(a)		21,330,340
913,219	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		9,123,059
636,466	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		6,491,956

Shares		Fair Value

Equity Mutual Funds — (continued)
297,784	Northern Emerging Markets Equity Index Fund	$	3,251,800

TOTAL EQUITY MUTUAL FUNDS — 80.74% (Cost $49,362,288)		$	53,926,619

Account Balance

FIXED INTEREST CONTRACT
710,893(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		710,893

TOTAL FIXED INTEREST CONTRACT — 1.06% (Cost $710,893)		$	710,893

TOTAL INVESTMENTS — 100.04% (Cost $62,314,907)		$	66,818,892

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(28,960)

TOTAL NET ASSETS — 100.00%		$	66,789,932

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
775,866	Great-West Bond Index Fund Institutional Class(a)	$	7,626,760

TOTAL BOND MUTUAL FUNDS — 11.88% (Cost $7,758,970)		$	7,626,760

EQUITY MUTUAL FUNDS
1,510,126	Great-West International Index Fund Institutional Class(a)		14,663,326
2,180,210	Great-West S&P 500 Index Fund Institutional Class(a)		21,475,069
918,032	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		9,171,144
688,175	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)		7,019,384

Shares		Fair Value

Equity Mutual Funds — (continued)
368,909	Northern Emerging Markets Equity Index Fund	$	4,028,481

TOTAL EQUITY MUTUAL FUNDS — 87.82% (Cost $56,876,294)		$	56,357,404

Account Balance

FIXED INTEREST CONTRACT
216,257(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		216,257

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $216,257)		$	216,257

TOTAL INVESTMENTS — 100.04% (Cost $64,851,521)		$	64,200,421

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(25,577)

TOTAL NET ASSETS — 100.00%		$	64,174,844

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
253,200	Great-West Bond Index Fund Institutional Class(a)	$	2,488,956

TOTAL BOND MUTUAL FUNDS — 9.34% (Cost $2,508,044)		$	2,488,956

EQUITY MUTUAL FUNDS
662,894	Great-West International Index Fund Institutional Class(a)		6,436,700
897,963	Great-West S&P 500 Index Fund Institutional Class(a)		8,844,934
378,653	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		3,782,742

Shares		Fair Value

Equity Mutual Funds — (continued)
304,111	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)	$	3,101,930
182,814	Northern Emerging Markets Equity Index Fund		1,996,337

TOTAL EQUITY MUTUAL FUNDS — 90.70% (Cost $21,840,750)		$	24,162,643

TOTAL INVESTMENTS — 100.04% (Cost $24,348,794)		$	26,651,599

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(11,594)

TOTAL NET ASSETS — 100.00%		$	26,640,005

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
119,583	Great-West Bond Index Fund Institutional Class(a)	$	1,175,501

TOTAL BOND MUTUAL FUNDS — 8.62% (Cost $1,188,544)		$	1,175,501

EQUITY MUTUAL FUNDS
348,083	Great-West International Index Fund Institutional Class(a)		3,379,883
445,441	Great-West S&P 500 Index Fund Institutional Class(a)		4,387,592
188,005	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		1,878,175

Shares		Fair Value

Equity Mutual Funds — (continued)
161,375	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)	$	1,646,022
108,066	Northern Emerging Markets Equity Index Fund		1,180,078

TOTAL EQUITY MUTUAL FUNDS — 91.42% (Cost $12,485,444)		$	12,471,750

TOTAL INVESTMENTS — 100.04% (Cost $13,673,988)		$	13,647,251

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(5,364)

TOTAL NET ASSETS — 100.00%		$	13,641,887

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
36,787	Great-West Bond Index Fund Institutional Class(a)	$	361,612

TOTAL BOND MUTUAL FUNDS — 8.20% (Cost $363,921)		$	361,612

EQUITY MUTUAL FUNDS
114,528	Great-West International Index Fund Institutional Class(a)		1,112,064
138,739	Great-West S&P 500 Index Fund Institutional Class(a)		1,366,581
58,537	Great-West S&P Mid Cap 400 Index Fund Institutional Class(a)		584,788

Shares			Fair Value

Equity Mutual Funds — (continued)
53,586	Great-West S&P Small Cap 600 Index Fund Institutional Class(a)	$	546,577
40,071	Northern Emerging Markets Equity Index Fund		437,579

TOTAL EQUITY MUTUAL FUNDS — 91.84% (Cost $3,839,909)		$	4,047,589

TOTAL INVESTMENTS — 100.04% (Cost $4,203,830)		$	4,409,201

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(1,859)

TOTAL NET ASSETS — 100.00%		$	4,407,342

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

ASSETS:
Investments at fair value, affiliated(a)	$75,539,238	$67,055,767	$70,510,756
Investments at fair value, unaffiliated(b)	1,670,961	1,484,637	1,705,569
Subscriptions receivable	18,034	21,666	24,172
Receivable for investments sold	194,656	–	–

Total Assets	77,422,889	68,562,070	72,240,497

LIABILITIES:
Payable to investment adviser	5,282	4,612	5,014
Payable for administrative services fees	23,977	21,235	22,384
Redemptions payable	205,841	9,304	69
Payable for investments purchased	6,849	12,362	24,103
Payable for distribution fees	4,939	856	3,969

Total Liabilities	246,888	48,369	55,539

NET ASSETS	$77,176,001	$68,513,701	$72,184,958

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$667,850	$568,938	$599,649
Paid-in capital in excess of par	70,301,850	67,562,842	64,966,354
Net unrealized appreciation (depreciation)	4,015,839	(398,316)	4,433,497
(Overdistributed) net investment income	(8,561)	(7,918)	(9,872)
Accumulated net realized gain	2,199,023	788,155	2,195,330

NET ASSETS	$77,176,001	$68,513,701	$72,184,958

NET ASSETS BY CLASS
Class G	$27,230,710	$59,175,694	$25,613,913

Class G1	$43,630,567	$8,632,826	$45,748,821

Class L	$6,314,724	$705,181	$822,224

CAPITAL STOCK:
Authorized
Class G	30,000,000	10,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	2,351,221	4,914,632	2,134,462
Class G1	3,727,219	716,430	3,786,362
Class L	600,057	58,319	75,668

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.58	$12.04	$12.00

Class G1	$11.71	$12.05	$12.08

Class L	$10.52	$12.09	$10.87

(a) Cost of investments, affiliated	$71,448,388	$67,370,286	$66,002,654
(b) Cost of investments, unaffiliated	$1,745,972	$1,568,434	$1,780,174

See notes to financial statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

ASSETS:
Investments at fair value, affiliated(a)	$83,783,932	$63,567,092	$60,171,940
Investments at fair value, unaffiliated(b)	3,013,950	3,251,800	4,028,481
Subscriptions receivable	28,277	19,452	18,032
Receivable for investments sold	–	208,712	–

Total Assets	86,826,159	67,047,056	64,218,453

LIABILITIES:
Payable to investment adviser	6,733	5,396	5,087
Payable for administrative services fees	26,947	20,814	19,986
Redemptions payable	109	218,460	–
Payable for investments purchased	28,168	9,703	18,033
Payable for distribution fees	697	2,751	503

Total Liabilities	62,654	257,124	43,609

NET ASSETS	$86,763,505	$66,789,932	$64,174,844

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$690,353	$515,698	$502,028
Paid-in capital in excess of par	85,735,258	60,185,037	63,660,993
Net unrealized appreciation (depreciation)	(647,808)	4,503,985	(651,100)
(Overdistributed) net investment income	(11,205)	(8,331)	(9,034)
Accumulated net realized gain	996,907	1,593,543	671,957

NET ASSETS	$86,763,505	$66,789,932	$64,174,844

NET ASSETS BY CLASS
Class G	$78,539,181	$33,934,705	$58,134,597

Class G1	$8,074,184	$32,832,232	$6,022,040

Class L	$150,140	$22,995	$18,207

CAPITAL STOCK:
Authorized
Class G	10,000,000	30,000,000	10,000,000
Class G1	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	6,250,275	2,627,871	4,547,462
Class G1	641,393	2,527,132	471,400
Class L	11,865	1,973	1,414

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.57	$12.91	$12.78

Class G1	$12.59	$12.99	$12.77

Class L	$12.65	$11.65	$12.88

(a) Cost of investments, affiliated	$84,242,583	$58,880,268	$60,579,323
(b) Cost of investments, unaffiliated	$3,203,107	$3,434,639	$4,272,198

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

ASSETS:
Investments at fair value, affiliated(a)	$24,655,262	$12,467,173	$3,971,622
Investments at fair value, unaffiliated(b)	1,996,337	1,180,078	437,579
Subscriptions receivable	16,704	14,612	4,279
Receivable for investments sold	–	4,859	–

Total Assets	26,668,303	13,666,722	4,413,480

LIABILITIES:
Payable to investment adviser	2,030	970	290
Payable for administrative services fees	8,287	4,236	1,356
Redemptions payable	828	6,279	–
Payable for investments purchased	15,875	13,192	4,280
Payable for distribution fees	1,278	158	212

Total Liabilities	28,298	24,835	6,138

NET ASSETS	$26,640,005	$13,641,887	$4,407,342

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$206,167	$105,914	$34,405
Paid-in capital in excess of par	23,348,674	13,379,103	4,040,234
Net unrealized appreciation (depreciation)	2,302,805	(26,737)	205,371
(Overdistributed) net investment income	(4,206)	(1,942)	(686)
Accumulated net realized gain	786,565	185,549	128,018

NET ASSETS	$26,640,005	$13,641,887	$4,407,342

NET ASSETS BY CLASS
Class G	$11,341,072	$11,729,157	$1,834,148

Class G1	$15,280,782	$1,894,667	$2,555,247

Class L	$18,151	$18,063	$17,947

CAPITAL STOCK:
Authorized
Class G	30,000,000	5,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	877,377	910,368	143,060
Class G1	1,182,712	147,375	199,413
Class L	1,584	1,396	1,578

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.93	$12.88	$12.82

Class G1	$12.92	$12.86	$12.81

Class L	$11.46	$12.94	$11.37

(a) Cost of investments, affiliated	$22,262,977	$12,418,281	$3,751,775
(b) Cost of investments, unaffiliated	$2,085,817	$1,255,707	$452,055

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

INVESTMENT INCOME:
Interest, affiliated	$29,703	$16,738	$24,941
Dividends, affiliated	494,991	377,282	459,295

Total Income	524,694	394,020	484,236

EXPENSES:
Management fees	46,769	26,369	43,227
Administrative services fees - Class G	16,121	35,112	15,149
Administrative services fees - Class G1	26,159	5,081	27,043
Administrative services fees - Class L	3,615	419	488
Distribution fees - Class G1	22,401	4,282	22,901
Distribution fees - Class L	7,210	905	747

Total Expenses	122,275	72,168	109,555

Less amount waived for management fees	2,938	2,668	2,660
Less amount waived by distributor - Class L	–	40	40

Net Expenses	119,337	69,460	106,855

NET INVESTMENT INCOME	405,357	324,560	377,381

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,584,162	473,675	1,380,349
Net realized gain on investments, unaffiliated	8,598	1,216	10,691

Net Realized Gain	1,592,760	474,891	1,391,040

Net change in unrealized depreciation on investments	(643,034)	(990,228)	(491,290)

Net Realized and Unrealized Gain (Loss)	949,726	(515,337)	899,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,355,083	$(190,777)	$1,277,131

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

INVESTMENT INCOME:
Interest, affiliated	$10,140	$5,100	$925
Dividends, affiliated	461,979	369,864	313,767

Total Income	472,119	374,964	314,692

EXPENSES:
Management fees	32,835	39,293	22,651
Administrative services fees - Class G	46,558	20,086	34,506
Administrative services fees - Class G1	4,741	19,517	3,586
Administrative services fees - Class L	89	14	11
Distribution fees - Class G1	3,938	16,119	3,003
Distribution fees - Class L	205	49	44

Total Expenses	88,366	95,078	63,801

Less amount waived for management fees	2,506	1,741	1,765
Less amount waived by distributor - Class L	40	42	44

Net Expenses	85,820	93,295	61,992

NET INVESTMENT INCOME	386,299	281,669	252,700

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	517,706	761,558	342,187
Net realized gain on investments, unaffiliated	4,528	12,094	4,833

Net Realized Gain	522,234	773,652	347,020

Net change in unrealized appreciation (depreciation) on investments	(1,061,542)	571,567	(801,170)

Net Realized and Unrealized Gain (Loss)	(539,308)	1,345,219	(454,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(153,009)	$1,626,888	$(201,450)

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

INVESTMENT INCOME:
Dividends, affiliated	$132,129	$64,118	$20,321

Total Income	132,129	64,118	20,321

EXPENSES:
Management fees	15,553	6,471	2,412
Administrative services fees - Class G	6,660	6,876	1,056
Administrative services fees - Class G1	9,136	1,139	1,492
Administrative services fees - Class L	11	11	11
Distribution fees - Class G1	7,566	944	1,186
Distribution fees - Class L	44	44	16

Total Expenses	38,970	15,485	6,173

Less amount waived for management fees	811	482	175
Less amount waived by distributor - Class G1	–	18	–
Less amount waived by distributor - Class L	44	44	16

Net Expenses	38,115	14,941	5,982

NET INVESTMENT INCOME	94,014	49,177	14,339

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	431,748	62,098	82,976
Net realized gain (loss) on investments, unaffiliated	5,824	2,931	(2,618)

Net Realized Gain	437,572	65,029	80,358

Net change in unrealized appreciation on investments	202,706	75,162	12,425

Net Realized and Unrealized Gain	640,278	140,191	92,783

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$734,292	$189,368	$107,122

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2015 Fund

OPERATIONS:
Net investment income	$405,357	$1,111,412
Net realized gain	1,592,760	4,377,081
Net change in unrealized depreciation	(643,034)	(1,947,129)

Net Increase in Net Assets Resulting from Operations	1,355,083	3,541,364

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(154,915)	(355,730)
Class G1	(226,998)	(681,981)
Class L	(34,059)	(73,917)

From net investment income	(415,972)	(1,111,628)

From net realized gains
Class G	–	(1,155,119)
Class G1	–	(2,247,248)
Class L	–	(270,031)

From net realized gains	0	(3,672,398)

Total Distributions	(415,972)	(4,784,026)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,238,527	21,542,059
Class G1	2,694,524	8,275,182
Class L	1,304,494	2,597,020
Shares issued in reinvestment of distributions
Class G	154,915	1,510,849
Class G1	226,998	2,929,229
Class L	34,059	343,948
Shares redeemed
Class G	(2,531,412)	(2,581,380)
Class G1	(5,188,754)	(15,423,437)
Class L	(176,548)	(1,182,689)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,243,197)	18,010,781

Total Increase (Decrease) in Net Assets	(304,086)	16,768,119

NET ASSETS:
Beginning of period	77,480,087	60,711,968

End of period(a)	$77,176,001	$77,480,087

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	192,214	1,812,177
Class G1	228,464	693,403
Class L	122,841	240,666
Shares issued in reinvestment of distributions
Class G	13,207	130,772
Class G1	19,140	249,324
Class L	3,195	32,537
Shares redeemed
Class G	(216,387)	(219,079)
Class G1	(439,015)	(1,286,855)
Class L	(16,621)	(109,584)

Net Increase (Decrease)	(92,962)	1,543,361

(a) Including (overdistributed) and undistributed net investment income	$(8,561)	$2,054

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2020 Fund

OPERATIONS:
Net investment income	$324,560	$363,260
Net realized gain	474,891	797,793
Net change in unrealized depreciation	(990,228)	(208,651)

Net Increase (Decrease) in Net Assets Resulting from Operations	(190,777)	952,402

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(293,421)	(231,799)
Class G1	(36,651)	(123,541)
Class L	(2,506)	(7,932)

From net investment income	(332,578)	(363,272)

From net realized gains
Class G	–	(348,778)
Class G1	–	(212,468)
Class L	–	(16,061)

From net realized gains	0	(577,307)

Total Distributions	(332,578)	(940,579)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	42,966,438	13,883,277
Class G1	1,140,483	2,692,063
Class L	40,001	367,331
Shares issued in reinvestment of distributions
Class G	293,421	580,577
Class G1	36,651	336,009
Class L	2,506	23,993
Shares redeemed
Class G	(1,576,342)	(1,649,862)
Class G1	(1,220,879)	(2,569,639)
Class L	(21,694)	(21,955)

Net Increase in Net Assets Resulting from Capital Share Transactions	41,660,585	13,641,794

Total Increase in Net Assets	41,137,230	13,653,617

NET ASSETS:
Beginning of period	27,376,471	13,722,854

End of period(a)	$68,513,701	$27,376,471

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,494,972	1,150,139
Class G1	93,836	224,915
Class L	3,347	30,484
Shares issued in reinvestment of distributions
Class G	24,071	48,460
Class G1	3,004	27,941
Class L	205	1,991
Shares redeemed
Class G	(129,082)	(136,062)
Class G1	(100,470)	(215,677)
Class L	(1,780)	(1,819)

Net Increase	3,388,103	1,130,372

(a) Including (overdistributed) and undistributed net investment income	$(7,918)	$100

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2025 Fund

OPERATIONS:
Net investment income	$377,381	$977,881
Net realized gain	1,391,040	2,835,938
Net change in unrealized depreciation	(491,290)	(809,862)

Net Increase in Net Assets Resulting from Operations	1,277,131	3,003,957

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(145,188)	(314,840)
Class G1	(237,321)	(658,491)
Class L	(4,744)	(4,664)

From net investment income	(387,253)	(977,995)

From net realized gains
Class G	–	(619,571)
Class G1	–	(1,611,945)
Class L	–	(14,871)

From net realized gains	0	(2,246,387)

Total Distributions	(387,253)	(3,224,382)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,628,108	21,867,051
Class G1	4,052,113	7,110,891
Class L	491,714	35,347
Shares issued in reinvestment of distributions
Class G	145,188	934,411
Class G1	237,321	2,270,436
Class L	4,744	19,535
Shares redeemed
Class G	(1,730,115)	(1,361,187)
Class G1	(4,548,523)	(8,130,589)
Class L	(8,518)	(261,949)

Net Increase in Net Assets Resulting from Capital Share Transactions	272,032	22,483,946

Total Increase in Net Assets	1,161,910	22,263,521

NET ASSETS:
Beginning of period	71,023,048	48,759,527

End of period(a)	$72,184,958	$71,023,048

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	134,695	1,806,586
Class G1	331,027	587,602
Class L	44,579	3,189
Shares issued in reinvestment of distributions
Class G	11,940	78,192
Class G1	19,389	187,489
Class L	431	1,786
Shares redeemed
Class G	(141,988)	(111,744)
Class G1	(372,151)	(670,589)
Class L	(776)	(24,000)

Net Increase	27,146	1,858,511

(a) Including (overdistributed) net investment income:	$(9,872)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2030 Fund

OPERATIONS:
Net investment income	$386,299	$387,245
Net realized gain	522,234	771,620
Net change in unrealized depreciation	(1,061,542)	(461,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	(153,009)	697,802

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(365,180)	(284,807)
Class G1	(31,880)	(100,726)
Class L	(501)	(1,674)

From net investment income	(397,561)	(387,207)

From net realized gains
Class G	–	(251,432)
Class G1	–	(151,256)
Class L	–	(2,463)

From net realized gains	0	(405,151)

Total Distributions	(397,561)	(792,358)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	55,306,993	22,850,898
Class G1	1,333,142	2,016,941
Class L	–	45,195
Shares issued in reinvestment of distributions
Class G	365,180	536,239
Class G1	31,880	251,982
Class L	501	4,137
Shares redeemed
Class G	(1,417,938)	(267,528)
Class G1	(1,055,624)	(764,117)

Net Increase in Net Assets Resulting from Capital Share Transactions	54,564,134	24,673,747

Total Increase in Net Assets	54,013,564	24,579,191

NET ASSETS:
Beginning of period	32,749,941	8,170,750

End of period(a)	$86,763,505	$32,749,941

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	4,310,708	1,829,995
Class G1	104,881	162,913
Class L	–	3,668
Shares issued in reinvestment of distributions
Class G	28,597	43,118
Class G1	2,491	20,109
Class L	40	329
Shares redeemed
Class G	(110,948)	(21,453)
Class G1	(82,886)	(61,565)

Net Increase	4,252,883	1,977,114

(a) Including (overdistributed) and undistributed net investment income	$(11,205)	$57

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2035 Fund

OPERATIONS:
Net investment income	$281,669	$810,561
Net realized gain	773,652	2,008,905
Net change in unrealized appreciation (depreciation)	571,567	(1,002,845)

Net Increase in Net Assets Resulting from Operations	1,626,888	1,816,621

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(155,826)	(386,881)
Class G1	(135,825)	(423,298)
Class L	(113)	(350)

From net investment income	(291,764)	(810,529)

From net realized gains
Class G	–	(463,773)
Class G1	–	(740,507)
Class L	–	(584)

From net realized gains	0	(1,204,864)

Total Distributions	(291,764)	(2,015,393)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,923,253	31,021,199
Class G1	3,420,380	5,801,579
Class L	–	4,930
Shares issued in reinvestment of distributions
Class G	155,826	850,654
Class G1	135,825	1,163,805
Class L	113	934
Shares redeemed
Class G	(852,985)	(1,607,066)
Class G1	(2,927,227)	(3,849,129)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,855,185	33,386,906

Total Increase in Net Assets	3,190,309	33,188,134

NET ASSETS:
Beginning of period	63,599,623	30,411,489

End of period(a)	$66,789,932	$63,599,623

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	148,622	2,406,996
Class G1	260,479	455,603
Class L	–	417
Shares issued in reinvestment of distributions
Class G	11,832	66,792
Class G1	10,251	90,117
Class L	9	80
Shares redeemed
Class G	(65,577)	(127,765)
Class G1	(224,654)	(302,516)

Net Increase	140,962	2,589,724

(a) Including (overdistributed) and undistributed net investment income	$(8,331)	$1,764

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2040 Fund

OPERATIONS:
Net investment income	$252,700	$239,892
Net realized gain	347,020	571,534
Net change in unrealized depreciation	(801,170)	(505,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	(201,450)	306,100

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(240,955)	(165,767)
Class G1	(20,710)	(73,900)
Class L	(69)	(225)

From net investment income	(261,734)	(239,892)

From net realized gains
Class G	–	(178,496)
Class G1	–	(124,304)
Class L	–	(394)

From net realized gains	0	(303,194)

Total Distributions	(261,734)	(543,086)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	45,607,269	13,813,521
Class G1	1,263,497	1,617,336
Shares issued in reinvestment of distributions
Class G	240,955	344,263
Class G1	20,710	198,204
Class L	69	619
Shares redeemed
Class G	(1,053,727)	(240,689)
Class G1	(1,070,688)	(956,200)
Class L	–	(89,963)

Net Increase in Net Assets Resulting from Capital Share Transactions	45,008,085	14,687,091

Total Increase in Net Assets	44,544,901	14,450,105

NET ASSETS:
Beginning of period	19,629,943	5,179,838

End of period(a)	$64,174,844	$19,629,943

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,491,907	1,083,374
Class G1	100,565	128,520
Shares issued in reinvestment of distributions
Class G	18,450	27,393
Class G1	1,587	15,642
Class L	6	48
Shares redeemed
Class G	(81,779)	(19,062)
Class G1	(84,219)	(75,468)
Class L	–	(7,266)

Net Increase	3,446,517	1,153,181

(a) Including (overdistributed) net investment income:	$(9,034)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2045 Fund

OPERATIONS:
Net investment income	$94,014	$332,897
Net realized gain	437,572	854,577
Net change in unrealized appreciation (depreciation)	202,706	(428,473)

Net Increase in Net Assets Resulting from Operations	734,292	759,001

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(44,872)	(128,887)
Class G1	(53,266)	(203,601)
Class L	(82)	(409)

From net investment income	(98,220)	(332,897)

From net realized gains
Class G	–	(169,937)
Class G1	–	(417,522)
Class L	–	(557)

From net realized gains	0	(588,016)

Total Distributions	(98,220)	(920,913)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,240,823	9,566,905
Class G1	1,845,981	3,094,677
Class L	–	89,963
Shares issued in reinvestment of distributions
Class G	44,872	298,824
Class G1	53,266	621,123
Class L	82	966
Shares redeemed
Class G	(218,333)	(309,974)
Class G1	(2,040,817)	(2,105,376)
Class L	–	(94,772)

Net Increase in Net Assets Resulting from Capital Share Transactions	925,874	11,162,336

Total Increase in Net Assets	1,561,946	11,000,424

NET ASSETS:
Beginning of period	25,078,059	14,077,635

End of period(a)	$26,640,005	$25,078,059

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	95,626	742,483
Class G1	141,909	242,435
Class L	–	8,105
Shares issued in reinvestment of distributions
Class G	3,397	23,479
Class G1	4,032	48,365
Class L	8	84
Shares redeemed
Class G	(16,807)	(24,245)
Class G1	(157,705)	(163,508)
Class L	–	(8,128)

Net Increase	70,460	869,070

(a) Including (overdistributed) net investment income:	$(4,206)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2050 Fund

OPERATIONS:
Net investment income	$49,177	$104,871
Net realized gain	65,029	220,961
Net change in unrealized appreciation (depreciation)	75,162	(260,287)

Net Increase in Net Assets Resulting from Operations	189,368	65,545

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(44,850)	(82,277)
Class G1	(6,204)	(22,342)
Class L	(65)	(252)

From net investment income	(51,119)	(104,871)

From net realized gains
Class G	–	(80,616)
Class G1	–	(32,221)
Class L	–	(354)

From net realized gains	0	(113,191)

Total Distributions	(51,119)	(218,062)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	5,050,335	6,743,912
Class G1	521,826	897,145
Shares issued in reinvestment of distributions
Class G	44,850	162,893
Class G1	6,204	54,563
Class L	65	606
Shares redeemed
Class G	(203,555)	(151,794)
Class G1	(369,929)	(533,974)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,049,796	7,173,351

Total Increase in Net Assets	5,188,045	7,020,834

NET ASSETS:
Beginning of period	8,453,842	1,433,008

End of period(a)	$13,641,887	$8,453,842

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	384,890	524,352
Class G1	40,359	71,008
Shares issued in reinvestment of distributions
Class G	3,406	12,879
Class G1	472	4,285
Class L	5	47
Shares redeemed
Class G	(15,697)	(12,044)
Class G1	(28,262)	(42,009)

Net Increase	385,173	558,518

(a) Including (overdistributed) net investment income:	$(1,942)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Lifetime 2055 Fund

OPERATIONS:
Net investment income	$14,339	$50,087
Net realized gain	80,358	189,211
Net change in unrealized appreciation (depreciation)	12,425	(160,814)

Net Increase in Net Assets Resulting from Operations	107,122	78,484

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(6,732)	(20,319)
Class G1	(8,219)	(29,470)
Class L	(74)	(298)

From net investment income	(15,025)	(50,087)

From net realized gains
Class G	–	(57,747)
Class G1	–	(100,351)
Class L	–	(925)

From net realized gains	0	(159,023)

Total Distributions	(15,025)	(209,110)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	506,061	1,363,458
Class G1	560,250	826,267
Shares issued in reinvestment of distributions
Class G	6,732	78,066
Class G1	8,219	129,821
Class L	74	1,223
Shares redeemed
Class G	(245,914)	(398,639)
Class G1	(195,690)	(394,686)

Net Increase in Net Assets Resulting from Capital Share Transactions	639,732	1,605,510

Total Increase in Net Assets	731,829	1,474,884

NET ASSETS:
Beginning of period	3,675,513	2,200,629

End of period(a)	$4,407,342	$3,675,513

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	39,267	104,242
Class G1	43,505	63,708
Shares issued in reinvestment of distributions
Class G	514	6,182
Class G1	626	10,191
Class L	7	107
Shares redeemed
Class G	(19,525)	(31,856)
Class G1	(15,143)	(30,525)

Net Increase	49,251	122,049

(a) Including (overdistributed) net investment income:	$(686)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2015 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$11.45		$11.59		$10.67		$9.90		$10.61	$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.28	(a)	0.21	(a)	0.22	(a)	0.73	0.21
Net realized and unrealized gain (loss)	0.14		0.38		1.32		0.88		(0.63)	0.77

Total From Investment Operations	0.20		0.66		1.53		1.10		0.06	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)		(0.20)		(0.21)		(0.68)	(0.26)
From net realized gains	–		(0.60)		(0.41)		(0.12)		(0.09)	(0.08)

Total Distributions	(0.07)		(0.80)		(0.61)		(0.33)		(0.77)	(0.34)

NET ASSET VALUE, END OF PERIOD	$11.58		$11.45		$11.59		$10.67		$9.90	$10.61

TOTAL RETURN(b) (c)	1.71%	(d) (e)	5.76%		14.50%		11.19%		0.60%	10.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$27,231		$27,038		$7,399		$4,965		$2,805	$910
Ratio of expenses to average net assets(f)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	1.12%	(g)	2.40%		1.82%		2.08%		2.13%	5.18%
Portfolio turnover rate(h)	10%	(d) (i)	29%		31%		32%		86%	96%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$11.57		$11.69		$10.75		$9.97		$10.66	$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.18	(a)	0.18	(a)	0.20	(a)	0.66	0.20
Net realized and unrealized gain (loss)	0.14		0.48		1.35		0.89		(0.60)	0.77

Total From Investment Operations	0.20		0.66		1.53		1.09		0.06	0.97

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.18)		(0.18)		(0.19)		(0.66)	(0.20)
From net realized gains	–		(0.60)		(0.41)		(0.12)		(0.09)	(0.08)

Total distributions	(0.06)		(0.78)		(0.59)		(0.31)		(0.75)	(0.28)

NET ASSET VALUE, END OF PERIOD	$11.71		$11.57		$11.69		$10.75		$9.97	$10.66

TOTAL RETURN(b) (c)	1.73%	(d) (e)	5.66%		14.37%		11.03%		0.58%	9.87%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$43,631		$45,334		$49,846		$48,054		$44,131	$27,241
Ratio of expenses to average net assets(g)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(h)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(h)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(g)			1.52%		1.55%		1.85%		1.88%
Before waiver	N/A		N/A		N/A		N/A		N/A	3.88%
After waiver	1.01%	(h)	N/A		N/A		N/A		N/A	3.88%
Portfolio turnover rate(i)	10%	(d) (j)	29%		31%		32%		86%	96%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$10.60		$9.80		$9.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.17	(b)	0.17	(b)	0.23	(b)	0.76
Net realized and unrealized gain (loss)	0.12		0.41		1.21		0.76		(0.85)

Total From Investment Operations	0.17		0.58		1.38		0.99		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.17)		(0.17)		(0.21)		(0.76)
From net realized gains	–		(0.60)		(0.41)		(0.12)		(0.01)

Total Distributions	(0.06)		(0.77)		(0.58)		(0.33)		(0.77)

NET ASSET VALUE, END OF PERIOD	$10.52		$10.41		$10.60		$9.80		$9.14

TOTAL RETURN(c) (d)	1.60%	(e) (f)	5.48%		14.21%		10.93%	(g)	(0.94%)	(e) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,315		$5,108		$3,467		$2,361		$424
Ratio of expenses to average net assets(h)			0.37%		0.37%
Before waiver	0.50%	(i)	N/A		N/A		0.37%		0.37%	(i)
After waiver	0.49%	(i)	N/A		N/A		0.37%		0.36%	(i)
Ratio of net investment income to average net assets(h)			1.57%		1.60%
Before waiver	N/A		N/A		N/A		2.34%		2.21%	(i)
After waiver	0.93%	(i)	N/A		N/A		2.34%		2.22%	(i)
Portfolio turnover rate(j)	10%	(e) (k)	29%		31%		32%		86%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$11.89		$11.72		$10.58		$9.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.29	(b)	0.28	(b)	0.26	(b)	0.13
Net realized and unrealized gain (loss)	0.11		0.38		1.24		0.85		(0.19)

Total From Investment Operations	0.21		0.67		1.52		1.11		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)		(0.22)		(0.32)		(0.13)
From net realized gains	–		(0.30)		(0.16)		(0.02)		–

Total Distributions	(0.06)		(0.50)		(0.38)		(0.34)		(0.13)

NET ASSET VALUE, END OF PERIOD	$12.04		$11.89		$11.72		$10.58		$9.81

TOTAL RETURN(c) (d)	1.76%	(e) (f)	5.75%		14.42%		11.34%		(0.61%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$59,176		$18,134		$5,418		$1,667		$30
Ratio of expenses to average net assets(g)			0.12%		0.12%		0.12%		0.12%	(h)
Before waiver	0.32%	(h)	N/A		N/A		N/A		N/A
After waiver	0.31%	(h)	N/A		N/A		N/A		N/A
Ratio of net investment income to average net assets(g)	1.60%	(h)	2.41%		2.41%		2.48%		2.46%	(h)
Portfolio turnover rate(i)	8%	(e) (j)	23%		18%		84%		234%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$11.90		$11.72		$10.57		$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.19	(b)	0.21	(b)	0.25	(b)	0.15
Net realized and unrealized gain (loss)	0.14		0.47		1.30		0.83		(0.20)

Total From Investment Operations	0.20		0.66		1.51		1.08		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.18)		(0.20)		(0.29)		(0.15)
From net realized gains	–		(0.30)		(0.16)		(0.02)		–

Total distributions	(0.05)		(0.48)		(0.36)		(0.31)		(0.15)

NET ASSET VALUE, END OF PERIOD	$12.05		$11.90		$11.72		$10.57		$9.80

TOTAL RETURN(c) (d)	1.69%	(e) (f)	5.63%		14.33%		11.05%		(0.47%)	(e) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$8,633		$8,567		$8,001		$3,278		$571
Ratio of expenses to average net assets(h)			0.22%		0.22%		0.22%
Before waiver	0.34%	(i)	N/A		N/A		N/A		0.22%	(i)
After waiver	0.33%	(i)	N/A		N/A		N/A		0.22%	(i)
Ratio of net investment income to average net assets(h)			1.57%		1.89%		2.41%
Before waiver	N/A		N/A		N/A		N/A		5.08%	(i)
After waiver	1.03%	(i)	N/A		N/A		N/A		5.08%	(i)
Portfolio turnover rate(j)	8%	(e) (k)	23%		18%		84%		234%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.94		$11.76		$10.60		$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.21	(b)	0.16	(b)	0.18	(b)	0.15
Net realized and unrealized gain (loss)	0.14		0.44		1.34		0.88		(0.20)

Total From Investment Operations	0.19		0.65		1.50		1.06		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)		(0.18)		(0.24)		(0.15)
From net realized gains	–		(0.30)		(0.16)		(0.02)		–

Total Distributions	(0.04)		(0.47)		(0.34)		(0.26)		(0.15)

NET ASSET VALUE, END OF PERIOD	$12.09		$11.94		$11.76		$10.60		$9.80

TOTAL RETURN(c) (d) (e)	1.61%	(f) (g)	5.52%		14.16%		10.88%		(0.47%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$705		$675		$305		$283		$268
Ratio of expenses to average net assets(h)
Before waiver	0.49%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.47%	(i)	0.36%		0.36%		0.36%		0.17%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		1.44%		1.75%		17.24%	(i)
After waiver	0.89%	(i)	1.75%		1.45%		1.76%		17.43%	(i)
Portfolio turnover rate(j)	8%	(f) (k)	23%		18%		84%		234%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2025 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$11.85		$11.82		$10.71		$9.84		$10.66	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.32	(a)	0.22	(a)	0.20	(a)	0.65	0.24
Net realized and unrealized gain (loss)	0.15		0.35		1.51		0.99		(0.75)	0.77

Total From Investment Operations	0.22		0.67		1.73		1.19		(0.10)	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)		(0.21)		(0.20)		(0.65)	(0.24)
From net realized gains	–		(0.44)		(0.41)		(0.12)		(0.07)	(0.10)

Total Distributions	(0.07)		(0.64)		(0.62)		(0.32)		(0.72)	(0.34)

NET ASSET VALUE, END OF PERIOD	$12.00		$11.85		$11.82		$10.71		$9.84	$10.66

TOTAL RETURN(b) (c)	1.84%	(d) (e)	5.70%		16.28%		12.11%		(0.96%)	10.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$25,614		$25,242		$4,216		$2,723		$2,227	$1,468
Ratio of expenses to average net assets(f)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	1.11%	(g)	2.67%		1.92%		1.92%		1.91%	3.20%
Portfolio turnover rate(h)	10%	(d) (i)	20%		33%		22%		78%	90%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$11.93		$11.88		$10.76		$9.88		$10.71	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.19	(a)	0.18	(a)	0.19	(a)	0.64	0.20
Net realized and unrealized gain (loss)	0.15		0.48		1.53		1.00		(0.76)	0.82

Total From Investment Operations	0.21		0.67		1.71		1.19		(0.12)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.18)		(0.18)		(0.19)		(0.64)	(0.20)
From net realized gains	–		(0.44)		(0.41)		(0.12)		(0.07)	(0.10)

Total distributions	(0.06)		(0.62)		(0.59)		(0.31)		(0.71)	(0.30)

NET ASSET VALUE, END OF PERIOD	$12.08		$11.93		$11.88		$10.76		$9.88	$10.71

TOTAL RETURN(b) (c)	1.78%	(d) (e)	5.62%		16.09%		12.03%		(1.08%)	10.33%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$45,749		$45,443		$44,001		$41,376		$34,165	$16,829
Ratio of expenses to average net assets(g)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(h)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(h)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(g)			1.53%		1.58%		1.79%		1.91%
Before waiver	N/A		N/A		N/A		N/A		N/A	4.04%
After waiver	1.01%	(h)	N/A		N/A		N/A		N/A	4.04%
Portfolio turnover rate(i)	10%	(d) (j)	20%		33%		22%		78%	90%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.75		$10.74		$9.79		$9.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.12	(b)	0.22	(b)	0.14	(b)	0.72
Net realized and unrealized gain (loss)	0.12		0.47		1.33		0.92		(0.99)

Total From Investment Operations	0.18		0.59		1.55		1.06		(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.14)		(0.19)		(0.16)		(0.72)
From net realized gains	–		(0.44)		(0.41)		(0.12)		–

Total Distributions	(0.06)		(0.58)		(0.60)		(0.28)		(0.72)

NET ASSET VALUE, END OF PERIOD	$10.87		$10.75		$10.74		$9.79		$9.01

TOTAL RETURN(c) (d) (e)	1.70%	(f) (g)	5.53%		15.97%		11.83%		(2.67%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$822		$338		$542		$198		$132
Ratio of expenses to average net assets(h)
Before waiver	0.55%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.52%	(i)	0.36%		0.36%		0.35%		0.32%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		2.03%		1.45%		2.47%	(i)
After waiver	1.10%	(i)	1.14%		2.04%		1.48%		2.52%	(i)
Portfolio turnover rate(j)	10%	(f) (k)	20%		33%		22%		78%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.35		$12.13		$10.57		$9.51		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.39	(b)	0.21	(b)	0.19	(b)	0.12
Net realized and unrealized gain (loss)	0.19		0.29		1.85		1.08		(0.49)

Total From Investment Operations	0.28		0.68		2.06		1.27		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)		(0.20)		(0.19)		(0.12)
From net realized gains	–		(0.26)		(0.30)		(0.02)		–

Total Distributions	(0.06)		(0.46)		(0.50)		(0.21)		(0.12)

NET ASSET VALUE, END OF PERIOD	$12.57		$12.35		$12.13		$10.57		$9.51

TOTAL RETURN(c) (d)	2.25%	(e) (f)	5.56%		19.61%		13.50%		(3.76%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$78,539		$24,972		$2,065		$1,354		$29
Ratio of expenses to average net assets(g)			0.12%		0.12%		0.12%		0.12%	(h)
Before waiver	0.32%	(h)	N/A		N/A		N/A		N/A
After waiver	0.31%	(h)	N/A		N/A		N/A		N/A
Ratio of net investment income to average net assets(g)	1.50%	(h)	3.14%		1.83%		1.86%		2.83%	(h)
Portfolio turnover rate(i)	6%	(e) (j)	14%		18%		12%		10%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011 (a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.37		$12.13		$10.57		$9.49		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.19	(b)	0.22	(b)	0.24	(b)	0.13
Net realized and unrealized gain (loss)	0.21		0.48		1.83		1.02		(0.51)

Total From Investment Operations	0.27		0.67		2.05		1.26		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.17)		(0.19)		(0.16)		(0.13)
From net realized gains	–		(0.26)		(0.30)		(0.02)		–

Total distributions	(0.05)		(0.43)		(0.49)		(0.18)		(0.13)

NET ASSET VALUE, END OF PERIOD	$12.59		$12.37		$12.13		$10.57		$9.49

TOTAL RETURN(c) (d)	2.18%	(e) (f)	5.51%		19.48%		13.39%	(g)	(3.77%)	(e) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$8,074		$7,630		$6,011		$3,195		$877
Ratio of expenses to average net assets(h)			0.22%		0.22%
Before waiver	0.34%	(i)	N/A		N/A		0.22%		0.22%	(i)
After waiver	0.33%	(i)	N/A		N/A		0.22%		0.19%	(i)
Ratio of net investment income to average net assets(h)			1.54%		1.86%
Before waiver	N/A		N/A		N/A		2.33%		7.80%	(i)
After waiver	0.92%	(i)	N/A		N/A		2.33%		7.82%	(i)
Portfolio turnover rate(j)	6%	(e) (k)	14%		18%		12%		10%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011 (a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$12.43		$12.20		$10.61		$9.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.21	(b)	0.16	(b)	0.35	(b)	0.09
Net realized and unrealized gain (loss)	0.21		0.44		1.89		0.93		(0.46)

Total From Investment Operations	0.26		0.65		2.05		1.28		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)		(0.16)		(0.19)		(0.09)
From net realized gains	–		(0.26)		(0.30)		(0.02)		–

Total Distributions	(0.04)		(0.42)		(0.46)		(0.21)		(0.09)

NET ASSET VALUE, END OF PERIOD	$12.65		$12.43		$12.20		$10.61		$9.54

TOTAL RETURN(c) (d) (e)	2.11%	(f) (g)	5.30%		19.39%		13.49%		(3.75%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$150		$147		$95		$104		$12
Ratio of expenses to average net assets(h)
Before waiver	0.51%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.45%	(i)	0.33%		0.34%		0.28%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		1.33%		3.22%		1.56%	(i)
After waiver	0.78%	(i)	1.67%		1.36%		3.31%		1.81%	(i)
Portfolio turnover rate(j)	6%	(f) (k)	14%		18%		12%		10%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2035 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.64		$12.48		$10.76		$9.64		$10.80	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.42	(a)	0.22	(a)	0.20	(a)	0.78	0.22
Net realized and unrealized gain (loss)	0.27		0.25		2.17		1.20		(1.11)	0.91

Total From Investment Operations	0.33		0.67		2.39		1.40		(0.33)	1.13

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)		(0.22)		(0.19)		(0.77)	(0.23)
From net realized gains	–		(0.31)		(0.45)		(0.09)		(0.06)	(0.11)

Total Distributions	(0.06)		(0.51)		(0.67)		(0.28)		(0.83)	(0.34)

NET ASSET VALUE, END OF PERIOD	$12.91		$12.64		$12.48		$10.76		$9.64	$10.80

TOTAL RETURN(b) (c)	2.60%	(d) (e)	5.36%		22.30%		14.61%		(3.10%)	11.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$33,935		$32,021		$2,333		$1,455		$1,059	$843
Ratio of expenses to average net assets(f)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	0.91%	(g)	3.25%		1.86%		1.90%		1.73%	3.34%
Portfolio turnover rate(h)	7%	(d) (i)	15%		31%		14%		89%	75%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.72		$12.54		$10.80		$9.67		$10.83	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.19	(a)	0.20	(a)	0.18	(a)	0.76	0.19
Net realized and unrealized gain (loss)	0.27		0.48		2.19		1.21		(1.10)	0.93

Total From Investment Operations	0.32		0.67		2.39		1.39		(0.34)	1.12

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.18)		(0.20)		(0.17)		(0.76)	(0.19)
From net realized gains	–		(0.31)		(0.45)		(0.09)		(0.06)	(0.11)

Total distributions	(0.05)		(0.49)		(0.65)		(0.26)		(0.82)	(0.30)

NET ASSET VALUE, END OF PERIOD	$12.99		$12.72		$12.54		$10.80		$9.67	$10.83

TOTAL RETURN(b) (c)	2.54%	(d) (e)	5.27%		22.21%		14.51%		(3.14%)	11.32%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$32,832		$31,556		$28,062		$24,082		$19,711	$8,615
Ratio of expenses to average net assets(g)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(h)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(h)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(g)			1.46%		1.64%		1.71%		1.76%
Before waiver	N/A		N/A		N/A		N/A		N/A	3.99%
After waiver	0.81%	(h)	N/A		N/A		N/A		N/A	3.99%
Portfolio turnover rate(i)	7%	(d) (j)	15%		31%		14%		89%	75%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.41		$11.31		$9.69		$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.19	(b)	0.07	(b)	0.22	(b)	0.80
Net realized and unrealized gain (loss)	0.25		0.42		2.04		1.03		(1.29)

Total From Investment Operations	0.30		0.61		2.11		1.25		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)		(0.04)		(0.18)		(0.80)
From net realized gains	–		(0.31)		(0.45)		(0.09)		–

Total Distributions	(0.06)		(0.51)		(0.49)		(0.27)		(0.80)

NET ASSET VALUE, END OF PERIOD	$11.65		$11.41		$11.31		$9.69		$8.71

TOTAL RETURN(c) (d) (e)	2.60%	(f) (g)	5.30%		21.87%		14.44%		(4.84%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$23		$22		$17		$45		$12
Ratio of expenses to average net assets(h)
Before waiver	0.67%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.29%	(i)	0.15%		0.33%		0.26%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		0.64%		2.20%		1.50%	(i)
After waiver	0.83%	(i)	1.65%		0.68%		2.31%		1.73%	(i)
Portfolio turnover rate(j)	7%	(f) (k)	15%		31%		14%		89%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.48		$12.34		$10.51		$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.46	(b)	0.27	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.26		0.17		2.19		1.01		(0.65)

Total From Investment Operations	0.35		0.63		2.46		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)		(0.21)		(0.21)		(0.11)
From net realized gains	–		(0.29)		(0.42)		(0.05)		–

Total Distributions	(0.05)		(0.49)		(0.63)		(0.26)		(0.11)

NET ASSET VALUE, END OF PERIOD	$12.78		$12.48		$12.34		$10.51		$9.35

TOTAL RETURN(c) (d)	2.82%	(e) (f)	5.02%		23.58%		15.28%		(5.40%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$58,135		$13,959		$335		$108		$12
Ratio of expenses to average net assets(g)			0.12%		0.12%		0.12%		0.12%	(h)
Before waiver	0.34%	(h)	N/A		N/A		N/A		N/A
After waiver	0.33%	(h)	N/A		N/A		N/A		N/A
Ratio of net investment income to average net assets(g)	1.46%	(h)	3.68%		2.26%		3.97%		1.69%	(h)
Portfolio turnover rate(i)	6%	(e) (j)	15%		19%		15%		9%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.47		$12.31		$10.48		$9.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.19	(b)	0.23	(b)	0.22	(b)	0.15
Net realized and unrealized gain (loss)	0.29		0.43		2.22		1.18		(0.69)

Total From Investment Operations	0.34		0.62		2.45		1.40		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)		(0.20)		(0.18)		(0.15)
From net realized gains	–		(0.29)		(0.42)		(0.05)		–

Total distributions	(0.04)		(0.46)		(0.62)		(0.23)		(0.15)

NET ASSET VALUE, END OF PERIOD	$12.77		$12.47		$12.31		$10.48		$9.31

TOTAL RETURN(c) (d)	2.75%	(e) (f)	4.97%		23.49%	(g)	15.14%	(g)	(5.43%)	(e) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,022		$5,653		$4,738		$2,235		$858
Ratio of expenses to average net assets(h)			0.22%
Before waiver	0.34%	(i)	N/A		0.22%		0.22%		0.22%	(i)
After waiver	0.33%	(i)	N/A		0.22%		0.22%		0.21%	(i)
Ratio of net investment income to average net assets(h)			1.48%
Before waiver	N/A		N/A		1.93%		2.18%		6.06%	(i)
After waiver	0.72%	(i)	N/A		1.93%		2.18%		6.07%	(i)
Portfolio turnover rate(j)	6%	(e) (k)	15%		19%		15%		9%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$12.57		$12.39		$10.55		$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.15	(b)	0.44	(b)	0.18	(b)	0.11
Net realized and unrealized gain (loss)	0.31		0.48		2.03		1.24		(0.65)

Total From Investment Operations	0.36		0.63		2.47		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.16)		(0.21)		(0.17)		(0.11)
From net realized gains	–		(0.29)		(0.42)		(0.05)		–

Total Distributions	(0.05)		(0.45)		(0.63)		(0.22)		(0.11)

NET ASSET VALUE, END OF PERIOD	$12.88		$12.57		$12.39		$10.55		$9.35

TOTAL RETURN(c) (d) (e)	2.85%	(f) (g)	5.07%		23.55%		15.31%		(5.40%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18		$18		$107		$14		$12
Ratio of expenses to average net assets(h)
Before waiver	0.73%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.24%	(i)	0.17%		0.27%		0.12%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		3.50%		1.49%		1.44%	(i)
After waiver	0.81%	(i)	1.18%		3.61%		1.74%		1.69%	(i)
Portfolio turnover rate(j)	6%	(f) (k)	15%		19%		15%		9%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2045 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.60		$12.57		$10.79		$9.60		$10.85	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.41	(a)	0.10	(a)	0.19	(a)	0.77	0.21
Net realized and unrealized gain (loss)	0.33		0.18		2.46		1.30		(1.20)	0.93

Total From Investment Operations	0.38		0.59		2.56		1.49		(0.43)	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)		(0.19)		(0.18)		(0.76)	(0.22)
From net realized gains	–		(0.36)		(0.59)		(0.12)		(0.06)	(0.08)

Total Distributions	(0.05)		(0.56)		(0.78)		(0.30)		(0.82)	(0.30)

NET ASSET VALUE, END OF PERIOD	$12.93		$12.60		$12.57		$10.79		$9.60	$10.85

TOTAL RETURN(b) (c)	3.02%	(d) (e)	4.72%		23.82%		15.59%		(3.96%)	11.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,341		$10,018		$672		$2,357		$1,784	$1,629
Ratio of expenses to average net assets(f)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	0.80%	(g)	3.17%		0.88%		1.82%		1.63%	3.37%
Portfolio turnover rate(h)	8%	(d) (i)	12%		26%		13%		76%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.59		$12.55		$10.80		$9.61		$10.88	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.19	(a)	0.20	(a)	0.18	(a)	0.76	0.19
Net realized and unrealized gain (loss)	0.34		0.39		2.35		1.30		(1.21)	0.95

Total From Investment Operations	0.38		0.58		2.55		1.48		(0.45)	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.18)		(0.21)		(0.17)		(0.76)	(0.19)
From net realized gains	–		(0.36)		(0.59)		(0.12)		(0.06)	(0.08)

Total distributions	(0.05)		(0.54)		(0.80)		(0.29)		(0.82)	(0.27)

NET ASSET VALUE, END OF PERIOD	$12.92		$12.59		$12.55		$10.80		$9.61	$10.88

TOTAL RETURN(b) (c)	2.97%	(d) (e)	4.58%		23.68%		15.46%		(4.11%)	11.43%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$15,281		$15,042		$13,389		$10,464		$7,986	$2,632
Ratio of expenses to average net assets(g)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(h)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(h)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(g)			1.47%		1.70%		1.74%		1.84%
Before waiver	N/A		N/A		N/A		N/A		N/A	4.10%
After waiver	0.67%	(h)	N/A		N/A		N/A		N/A	4.10%
Portfolio turnover rate(i)	8%	(d) (j)	12%		26%		13%		76%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.18		$11.12		$9.65		$8.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.09	(b)	0.19	(b)	0.16	(b)	0.80
Net realized and unrealized gain (loss)	0.29		0.42		2.09		1.17		(1.37)

Total From Investment Operations	0.33		0.51		2.28		1.33		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.09)		(0.22)		(0.18)		(0.80)
From net realized gains	–		(0.36)		(0.59)		(0.12)		(0.01)

Total Distributions	(0.05)		(0.45)		(0.81)		(0.30)		(0.81)

NET ASSET VALUE, END OF PERIOD	$11.46		$11.18		$11.12		$9.65		$8.62

TOTAL RETURN(c) (d) (e)	2.96%	(f) (g)	4.58%		23.81%		15.49%		(5.73%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18		$18		$17		$14		$12
Ratio of expenses to average net assets(h)
Before waiver	0.73%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.24%	(i)	0.30%		0.12%		0.12%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		1.54%		1.50%		1.43%	(i)
After waiver	0.76%	(i)	0.82%		1.79%		1.75%		1.68%	(i)
Portfolio turnover rate(j)	8%	(f) (k)	12%		26%		13%		76%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.55		$12.44		$10.41		$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.50	(b)	0.27	(b)	0.21	(b)	0.16
Net realized and unrealized gain (loss)	0.32		0.07		2.17		1.33		(0.77)

Total From Investment Operations	0.38		0.57		2.44		1.44		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)		(0.21)		(0.19)		(0.16)
From net realized gains	–		(0.26)		(0.20)		(0.07)		–

Total Distributions	(0.05)		(0.46)		(0.41)		(0.26)		(0.16)

NET ASSET VALUE, END OF PERIOD	$12.88		$12.55		$12.44		$10.41		$9.23

TOTAL RETURN(c) (d)	3.02%	(e) (f)	4.54%		23.49%		15.67%		(6.07%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,729		$6,748		$157		$47		$12
Ratio of expenses to average net assets(g)			0.12%		0.12%		0.12%		0.12%	(h)
Before waiver	0.27%	(h)	N/A		N/A		N/A		N/A
After waiver	0.27%	(h)	N/A		N/A		N/A		N/A
Ratio of net investment income to average net assets(g)	0.97%	(h)	3.94%		2.30%		2.06%		1.67%	(h)
Portfolio turnover rate(i)	6%	(e) (j)	17%		12%		22%		25%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.52		$12.41		$10.38		$9.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.20	(b)	0.26	(b)	0.23	(b)	0.19
Net realized and unrealized gain (loss)	0.34		0.34		2.17		1.20		(0.81)

Total From Investment Operations	0.38		0.54		2.43		1.43		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)		(0.20)		(0.17)		(0.19)
From net realized gains	–		(0.26)		(0.20)		(0.07)		–

Total distributions	(0.04)		(0.43)		(0.40)		(0.24)		(0.19)

NET ASSET VALUE, END OF PERIOD	$12.86		$12.52		$12.41		$10.38		$9.19

TOTAL RETURN(c) (d) (e)	3.04%	(f) (g)	4.34%		23.46%		15.62%		(6.19%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,895		$1,688		$1,260		$298		$75
Ratio of expenses to average net assets(h)
Before waiver	0.34%	(i)	0.22%		0.22%		0.22%		0.22%	(i)
After waiver	0.33%	(i)	0.22%		0.22%		0.21%		0.18%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		2.25%		2.31%		4.16%	(i)
After waiver	0.65%	(i)	1.57%		2.25%		2.32%		4.21%	(i)
Portfolio turnover rate(j)	6%	(f) (k)	17%		12%		22%		25%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$12.60		$12.48		$10.43		$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.20	(b)	0.21	(b)	0.18	(b)	0.16
Net realized and unrealized gain (loss)	0.34		0.37		2.24		1.25		(0.77)

Total From Investment Operations	0.39		0.57		2.45		1.43		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)		(0.20)		(0.16)		(0.16)
From net realized gains	–		(0.26)		(0.20)		(0.07)		–

Total Distributions	(0.05)		(0.45)		(0.40)		(0.23)		(0.16)

NET ASSET VALUE, END OF PERIOD	$12.94		$12.60		$12.48		$10.43		$9.23

TOTAL RETURN(c) (d) (e)	3.06%	(f) (g)	4.51%		23.59%		15.61%		(6.07%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18		$18		$17		$14		$12
Ratio of expenses to average net assets(h)
Before waiver	0.73%	(i)	0.37%		0.37%		0.37%		0.37%	(i)
After waiver	0.24%	(i)	0.12%		0.12%		0.12%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		1.54%		1.50%		1.42%	(i)
After waiver	0.73%	(i)	1.55%		1.79%		1.75%		1.67%	(i)
Portfolio turnover rate(j)	6%	(f) (k)	17%		12%		22%		25%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2055 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$12.48		$12.76		$10.77		$9.52		$10.83	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.35	(a)	0.25	(a)	0.23	(a)	0.80	0.20
Net realized and unrealized gain (loss)	0.34		0.20		2.23		1.26		(1.27)	0.91

Total From Investment Operations	0.39		0.55		2.48		1.49		(0.47)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.21)		(0.22)		(0.18)		(0.82)	(0.18)
From net realized gains	–		(0.62)		(0.27)		(0.06)		(0.02)	(0.09)

Total Distributions	(0.05)		(0.83)		(0.49)		(0.24)		(0.84)	(0.27)

NET ASSET VALUE, END OF PERIOD	$12.82		$12.48		$12.76		$10.77		$9.52	$10.83

TOTAL RETURN(b) (c)	3.10%	(d) (e)	4.25%		23.17%		15.73%		(4.42%)	11.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,834		$1,532		$564		$274		$44	$23
Ratio of expenses to average net assets(f)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.25%	(g)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(g)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(f)	0.79%	(g)	2.70%		2.04%		2.25%		2.13%	2.53%
Portfolio turnover rate(h)	9%	(d) (i)	25%		20%		18%		121%	65%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011		2010
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.47		$12.75		$10.76		$9.51		$10.82		$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.20	(a)	0.21	(a)	0.22	(a)	0.80		0.20
Net realized and unrealized gain (loss)	0.34		0.32		2.25		1.26		(1.29)		0.92

Total From Investment Operations	0.38		0.52		2.46		1.48		(0.49)		1.12

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.20)		(0.17)		(0.80)		(0.20)
From net realized gains	–		(0.62)		(0.27)		(0.06)		(0.02)		(0.09)

Total distributions	(0.04)		(0.80)		(0.47)		(0.23)		(0.82)		(0.29)

NET ASSET VALUE, END OF PERIOD	$12.81		$12.47		$12.75		$10.76		$9.51		$10.82

TOTAL RETURN(b) (c)	3.05%	(d) (e)	4.07%	(f)	23.02%		15.63%	(f)	(4.59%)	(f)	11.25%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,555		$2,126		$1,620		$1,109		$399		$214
Ratio of expenses to average net assets(g)					0.22%
Before waiver	0.35%	(h)	0.22%		N/A		0.22%		0.22%		0.22%
After waiver	0.34%	(h)	0.22%		N/A		0.22%		0.22%		0.20%
Ratio of net investment income to average net assets(g)					1.79%
Before waiver	N/A		N/A		N/A		2.17%		1.76%		4.68%
After waiver	0.66%	(h)	1.57%		N/A		2.17%		1.76%		4.70%
Portfolio turnover rate(i)	9%	(d) (j)	25%		20%		18%		121%		65%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.08		$11.41		$9.67		$8.56		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.18	(b)	0.19	(b)	0.16	(b)	0.81
Net realized and unrealized gain (loss)	0.30		0.31		2.04		1.19		(1.44)

Total From Investment Operations	0.34		0.49		2.23		1.35		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)		(0.22)		(0.18)		(0.81)
From net realized gains	–		(0.62)		(0.27)		(0.06)		–

Total Distributions	(0.05)		(0.82)		(0.49)		(0.24)		(0.81)

NET ASSET VALUE, END OF PERIOD	$11.37		$11.08		$11.41		$9.67		$8.56

TOTAL RETURN(c) (d) (e)	3.03%	(f) (g)	4.27%		23.21%		15.78%		(6.33%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18		$17		$17		$14		$12
Ratio of expenses to average net assets(h)
Before waiver	0.43%	(i)	0.22%		0.37%		0.37%		0.37%	(i)
After waiver	0.24%	(i)	0.12%		0.12%		0.12%		0.12%	(i)
Ratio of net investment income to average net assets(h)
Before waiver	N/A		N/A		1.55%		1.52%		1.42%	(i)
After waiver	0.70%	(i)	1.56%		1.80%		1.77%		1.67%	(i)
Portfolio turnover rate(j)	9%	(f) (k)	25%		20%		18%		121%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
(j)	Portfolio turnover is calculated at the Fund level.
(k)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer four share classes, referred to as Class G, Class G1, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for Class G, Class G1 and Class L; Institutional Class has not yet been capitalized.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset

Semi-Annual Report - June 30, 2015

value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2015:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2015	$3,995,076	$1,408,455	$3,320,248
Total interest received	29,703	16,738	24,941
Purchases	396,138	2,301,062	351,714
Sales	(417,203)	(160,083)	(287,335)

Ending Balance, June 30, 2015	$4,003,714	$3,566,172	$3,409,568

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2015	$818,344	$671,040	$65,050
Total interest received	10,140	5,100	925
Purchases	1,442,590	85,175	158,845
Sales	(65,093)	(50,422)	(8,563)

Ending Balance, June 30, 2015	$2,205,981	$710,893	$216,257

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Semi-Annual Report - June 30, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$73,551,789	$4,549,645	$(891,235)	$3,658,410
Great-West SecureFoundation® Lifetime 2020 Fund	68,975,933	668,723	(1,104,252)	(435,529)
Great-West SecureFoundation® Lifetime 2025 Fund	68,098,087	4,858,715	(740,477)	4,118,238
Great-West SecureFoundation® Lifetime 2030 Fund	87,459,205	798,585	(1,459,908)	(661,323)
Great-West SecureFoundation® Lifetime 2035 Fund	62,621,169	4,896,317	(698,594)	4,197,723
Great-West SecureFoundation® Lifetime 2040 Fund	64,861,105	557,195	(1,217,879)	(660,684)
Great-West SecureFoundation® Lifetime 2045 Fund	24,477,548	2,471,311	(297,260)	2,174,051
Great-West SecureFoundation® Lifetime 2050 Fund	13,677,109	199,228	(229,086)	(29,858)
Great-West SecureFoundation® Lifetime 2055 Fund	4,218,877	246,345	(56,021)	190,324

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will

Semi-Annual Report - June 30, 2015

vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class G, Class G1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2015

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	30,254,909	$	2,529,030	$	2,409,129	$	(15,458)	$	120,631	$	—
Great-West Bond Index Fund Institutional Class	3,091,521		—		1,082,368		811,667		(29,856)		155,726		30,389,647
Great-West International Index Fund Initial Class	—		10,378,431		455,638		785,097		262,260		—		—
Great-West International Index Fund Institutional Class	1,054,511		—		306,140		404,347		107,310		—		10,239,303
Great-West Life & Annuity Contract	4,003,714		3,995,076		396,138		417,203		—		29,703		4,003,714
Great-West S&P 500 Index Fund Institutional Class	1,864,210		—		514,484		413,121		261,962		154,242		18,362,470
Great-West S&P 500® Index Fund Initial Class	—		18,457,833		1,105,394		687,583		425,851		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	786,208		—		260,642		237,538		128,492		40,137		7,854,214
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		7,953,779		415,070		467,346		232,989		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		4,776,923		293,145		297,242		123,257		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	459,793		—		184,407		230,441		87,355		24,255		4,689,890

								$	1,584,162	$	524,694	$	75,539,238

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	10,688,916	$	16,909,197	$	486,682	$	(1,431)	$	43,349	$	—
Great-West Bond Index Fund Institutional Class	2,759,194		—		861,262		368,985		(5,536)		138,427		27,122,881
Great-West International Index Fund Initial Class	—		3,671,524		5,775,771		307,165		41,586		—		—
Great-West International Index Fund Institutional Class	930,821		—		259,313		391,895		54,308		—		9,038,273
Great-West Life & Annuity Contract	3,566,172		1,408,455		2,301,062		160,083		—		16,738		3,566,172
Great-West S&P 500 Index Fund Institutional Class	1,648,384		—		257,565		283,243		99,057		137,677		16,236,583
Great-West S&P 500® Index Fund Initial Class	—		6,516,724		10,454,855		297,683		123,459		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	694,763		—		144,659		194,637		49,613		35,916		6,940,687
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		2,809,736		4,442,718		177,871		55,311		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		1,694,178		2,661,169		109,001		26,148		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	406,978		—		125,349		207,326		31,160		21,913		4,151,171

								$	473,675	$	394,020	$	67,055,767

Semi-Annual Report - June 30, 2015

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	26,641,317	$	2,271,510	$	1,702,928	$	(3,774)	$	107,413	$	—
Great-West Bond Index Fund Institutional Class	2,785,547		—		1,192,000		764,552		(9,826)		139,832		27,381,928
Great-West International Index Fund Initial Class	—		9,923,225		412,520		719,354		252,961		—		—
Great-West International Index Fund Institutional Class	1,025,876		—		403,673		306,796		123,742		—		9,961,260
Great-West Life & Annuity Contract	3,409,568		3,320,248		351,714		287,335		—		24,941		3,409,568
Great-West S&P 500 Index Fund Institutional Class	1,790,741		—		534,339		314,649		188,065		149,346		17,638,795
Great-West S&P 500® Index Fund Initial Class	—		17,381,378		1,068,013		583,140		317,770		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	754,802		—		220,322		164,902		118,404		38,815		7,540,475
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		7,514,708		361,245		314,466		225,879		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		4,593,167		239,489		219,829		94,587		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	448,895		—		160,686		190,770		72,541		23,889		4,578,730

								$	1,380,349	$	484,236	$	70,510,756

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	9,012,054	$	15,294,706	$	281,843	$	(1,106)	$	37,753	$	—
Great-West Bond Index Fund Institutional Class	2,478,508		—		1,095,552		322,845		(4,998)		124,108		24,363,740
Great-West International Index Fund Initial Class	—		5,729,188		9,574,266		429,435		77,056		—		—
Great-West International Index Fund Institutional Class	1,536,770		—		375,194		379,310		50,515		—		14,922,043
Great-West Life & Annuity Contract	2,205,981		818,344		1,442,590		65,093		—		10,140		2,205,981
Great-West S&P 500 Index Fund Institutional Class	2,512,787		—		447,684		143,605		67,027		208,960		24,750,949
Great-West S&P 500® Index Fund Initial Class	—		9,361,643		15,893,360		308,635		128,714		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	1,058,648		—		227,534		144,234		58,265		54,553		10,575,892
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		4,024,656		6,737,511		164,431		67,214		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		2,675,956		4,449,776		111,441		38,209		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	682,875		—		193,395		237,162		36,810		36,605		6,965,327

								$	517,706	$	472,119	$	83,783,932

Semi-Annual Report - June 30, 2015

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	11,475,805	$	1,158,006	$	703,786	$	(11,126)	$	46,312	$	—
Great-West Bond Index Fund Institutional Class	1,239,204		—		654,823		303,550		(10,935)		62,398		12,181,380
Great-West International Index Fund Initial Class	—		13,177,779		585,178		800,356		178,592		—		—
Great-West International Index Fund Institutional Class	1,413,951		—		413,228		203,918		74,829		—		13,729,464
Great-West Life & Annuity Contract	710,893		671,040		85,175		50,422		—		5,100		710,893
Great-West S&P 500 Index Fund Institutional Class	2,165,517		—		499,952		100,924		53,652		180,168		21,330,340
Great-West S&P 500® Index Fund Initial Class	—		20,237,390		1,151,521		288,675		153,691		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	913,219		—		190,533		75,583		33,940		46,953		9,123,059
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		8,721,468		397,173		259,267		117,986		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		6,257,916		315,014		180,492		92,063		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	636,466		—		201,626		151,970		78,866		34,033		6,491,956

								$	761,558	$	374,964	$	63,567,092

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	2,284,634	$	5,370,064	$	191,050	$	634	$	9,506	$	—
Great-West Bond Index Fund Institutional Class	775,866		—		368,014		58,665		1,351		38,750		7,626,760
Great-West International Index Fund Initial Class	—		4,534,480		10,445,437		364,646		45,946		—		—
Great-West International Index Fund Institutional Class	1,510,126		—		376,419		329,247		38,631		—		14,663,326
Great-West Life & Annuity Contract	216,257		65,050		158,845		8,563		—		925		216,257
Great-West S&P 500 Index Fund Institutional Class	2,180,210		—		393,725		68,858		29,140		181,145		21,475,069
Great-West S&P 500® Index Fund Initial Class	—		6,546,923		15,300,892		259,704		99,585		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	918,032		—		175,221		84,661		22,850		47,319		9,171,144
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		2,815,165		6,505,373		146,202		49,569		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		2,171,332		5,004,844		134,291		29,116		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	688,175		—		199,700		215,000		25,365		37,047		7,019,384

								$	342,187	$	314,692	$	60,171,940

Semi-Annual Report - June 30, 2015

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	2,298,597	$	334,202	$	201,675	$	(2,692)	$	9,283	$	—
Great-West Bond Index Fund Institutional Class	253,200		—		132,529		53,126		(1,635)		12,638		2,488,956
Great-West International Index Fund Initial Class	—		6,103,844		352,668		398,715		48,181		—		—
Great-West International Index Fund Institutional Class	662,894		—		272,824		157,275		59,339		—		6,436,700
Great-West S&P 500 Index Fund Institutional Class	897,963		—		230,131		78,036		40,307		74,551		8,844,934
Great-West S&P 500® Index Fund Initial Class	—		8,294,777		704,353		185,712		94,881		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	378,653		—		81,899		46,254		23,090		19,412		3,782,742
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		3,568,840		278,195		138,541		59,117		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		2,953,958		264,431		121,360		66,104		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	304,111		—		98,283		86,087		45,056		16,245		3,101,930

								$	431,748	$	132,129	$	24,655,262

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	710,364	$	440,898	$	26,194	$	894	$	3,087	$	—
Great-West Bond Index Fund Institutional Class	119,583		—		89,203		20,820		352		5,984		1,175,501
Great-West International Index Fund Initial Class	—		2,113,367		1,162,247		115,759		8,808		—		—
Great-West International Index Fund Institutional Class	348,083		—		240,327		117,341		7,167		—		3,379,883
Great-West S&P 500 Index Fund Institutional Class	445,441		—		218,038		43,174		13,198		36,923		4,387,592
Great-West S&P 500® Index Fund Initial Class	—		2,714,764		1,583,324		35,166		11,756		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	188,005		—		85,228		23,386		5,835		9,606		1,878,175
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		1,164,678		659,689		25,746		6,454		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		1,026,778		589,742		27,076		4,847		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	161,375		—		73,187		44,650		2,787		8,518		1,646,022

								$	62,098	$	64,118	$	12,467,173

Semi-Annual Report - June 30, 2015

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 6/30/2015
Great-West Bond Index Fund Initial Class	—	$	295,423	$	64,980	$	21,335	$	(142)	$	1,252	$	—
Great-West Bond Index Fund Institutional Class	36,787		—		33,381		7,146		(70)		1,828		361,612
Great-West International Index Fund Initial Class	—		934,556		147,660		65,740		21,797		—		—
Great-West International Index Fund Institutional Class	114,528		—		94,433		23,337		9,471		—		1,112,064
Great-West S&P 500 Index Fund Institutional Class	138,739		—		89,139		8,162		4,661		11,433		1,366,581
Great-West S&P 500® Index Fund Initial Class	—		1,138,408		219,076		43,474		22,652		—		—
Great-West S&P Mid Cap 400 Index Fund Institutional Class	58,537		—		34,674		4,447		2,451		2,974		584,788
Great-West S&P Mid Cap 400® Index Fund Initial Class	—		488,433		84,242		20,987		10,194		—		—
Great-West S&P Small Cap 600® Index Fund Initial Class	—		458,447		84,548		23,161		8,267		—		—
Great-West S&P SmallCap 600 Index Fund Institutional Class	53,586		—		32,589		10,027		3,695		2,834		546,577

								$	82,976	$	20,321	$	3,971,622

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$7,746,925	$9,009,583
Great-West SecureFoundation® Lifetime 2020 Fund	45,225,190	3,566,473
Great-West SecureFoundation® Lifetime 2025 Fund	7,437,832	7,180,880
Great-West SecureFoundation® Lifetime 2030 Fund	57,893,180	3,320,268
Great-West SecureFoundation® Lifetime 2035 Fund	6,166,089	4,306,673
Great-West SecureFoundation® Lifetime 2040 Fund	47,465,788	2,444,683
Great-West SecureFoundation® Lifetime 2045 Fund	3,084,329	2,155,036
Great-West SecureFoundation® Lifetime 2050 Fund	5,682,206	630,027
Great-West SecureFoundation® Lifetime 2055 Fund	998,868	358,532

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss Fund management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class G Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included, to the extent applicable, returns for the one-, three- and five-year periods ended December 31, 2014. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.

With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2014, the Board noted that the Fund was in the first, first and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2014, respectively (the first quartile being the best performers and the fourth quartile being the worst performers).

With respect to the Great-West SecureFoundation Lifetime 2020 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2014, the Board noted that the Fund was in the first and second quartiles of its peer group for the one- and three-year periods ended December 31, 2014, respectively.

With respect to the Great-West SecureFoundation Lifetime 2025 Fund, the Board noted that the Fund was in the second, third and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2014, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2030 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2014, the Board noted that the Fund was in the second quartile of its peer group for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2035 Fund, the Board noted that the Fund was in the third, second and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2014, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2040 Fund, the Board noted that the Fund was in the third and second quartiles of its peer group for the one- and three-year periods ended December 31, 2014, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2045 Fund, the Board noted that the Fund was in the third, second and fourth quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2014, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that the Fund was in the third quartile of its peer group for the one- and three-year periods ended December 31, 2014 and that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2055 Fund, the Board noted that the Fund was in the fourth, third and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2014, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods. The Board considered GWCM’s representation that underperformance was due to the overweight allocation to international equity.

The Board considered the relatively new inception of certain of the Funds and determined that it was satisfied with the investment performance of the Funds.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of a peer group funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The

Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of two other funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board noted that, although the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of three other funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board noted that, although the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of three other funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board noted that, although the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of three other funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board noted that, although the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of three other funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board noted that, although the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group which consisted of three other funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

For the Great-West SecureFoundation Lifetime 2045 Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group which consisted of three other funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

For the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group which consisted of three other funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

For the Great-West SecureFoundation Lifetime 2055 Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group which consisted of three other funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe of funds. The Board considered the limitations associated with comparing the Fund’s expenses to that of its peer group given the uniqueness of the Fund.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Funds.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)             (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015